Note 20 - Agreements (Details Textual)			1 Months Ended									12 Months Ended
		Mar. 03, 2017 $ / shares shares	Jul. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Aug. 31, 2013	May 31, 2013	Jul. 31, 2012 USD ($) shares	Dec. 31, 2011 USD ($)	Nov. 30, 2009	Apr. 30, 2008 USD ($)	Jan. 31, 2002 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	[1]											$ 0.33
Research and Development Expense												$ 7,138,080	$ 10,562,729	$ 15,116,978
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.01
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 3.04
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Subsequent Event [Member] | Series NN Warrants [Member] | UCSD [Member]
Class of Warrant or Right, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.50
Reliable Supply Agreement [Member]
Long-term Contract for Supplies, Initial Term									10 years
Long-term Contract for Supplies, Option to Extend, Term									3 years
Long-term Contract for Supplies, Resolution Term									60 days
Purchases Under Manufacture and Supply Agreement												$ 1,100,000	225,000	300,000
Purchase Orders Issued												525,000
Agreement Expiration Date									2019-11
Nordion Supply Agreement [Member]
Long-term Contract for Supplies, Initial Term						3 years
Purchases Under Clinical Supply Agreement												43,000	244,000	505,000
Agreement Expiration Date						2016-05
PETNET Supply Agreement [Member]
Long-term Contract for Supplies, Initial Term					3 years
Purchases Under Manufacturing Agreement												826,000	855,000	2,200,000
Agreement Expiration Date					2016-08
OsoBio Supply Agreement [Member]
Long-term Contract for Supplies, Resolution Term				60 days
Purchase Orders Issued				$ 562,000
Purchases Under Manufacturing Agreement												1,200,000	472,000	96,000
Gipharma Supply Agreement [Member]
Long-term Contract for Supplies, Initial Term				3 years
Long-term Contract for Supplies, Resolution Term				30 years
Purchase Orders Issued												1,500
Long-term Contract for Supplies, Renewal Term				1 year
Long-term Contract for Supplies, Notice Period Prior to Automatic Renewal				180 days
Long-term Contract for Supplies, Notice Period				60 days
Purchases Under Service and Supply Master Agreement												149,000	677,000	272,000
Tc99m Tilmanocept License Agreement [Member]
License Issue Fee											$ 25,000
License Maintenance Fee											25,000
Minimum Annual Royalty											$ 25,000
Tc99m Tilmanocept License Agreement [Member] | Outside the Territory [Member] | Cost of Sales [Member]
License Costs												2,000	1,000	1,000
Expanded Tc99m Tilmanocept License Agreement [Member]
License Issue Fee										$ 25,000
License Maintenance Fee										25,000
Minimum Annual Royalty										$ 25,000
Research and Development Expense			$ 25,000
Tilmanocept License Agreement [Member]
License Issue Fee			25,000
License Maintenance Fee			25,000
Minimum Annual Royalty			$ 25,000
Research and Development Expense												199,000	152,000	25,000
Astra Zeneca Agreement [Member]
License Costs								$ 5,000,000
Research and Development Expense												$ 116,000	80,000	81,000
Milestone Payments, Maximum, Cash, Clinical Development and Regulatory Filing Milestones								6,500,000
Milestone Payments, Maximum, Cash, Due Following Receipt of Regulatory Approvals and Initiation of Commercial Sales								$ 11,000,000
Alseres Pharmaceuticals Agreement [Member]
Research and Development Expense													$ 5,000	$ 42,000
Sublicense Execution Payment, Cash Paid							$ 175,000
Stock Issued During Period, Shares Issued for Sublicense Fee | shares							300,000
Milestone Payments, Maximum, Cash							$ 2,900,000
Milestone Payments, Maximum, Cash, At the Time of Product Registration or Upon Commercial Sales							$ 2,500,000
Stock Issued During Period, Shares Issued or Issuable for Sublicense Fee | shares							1,150,000
Stock Issued During Period, Shares Issued or Issuable for Sublicense Fee, At the Time of Product Registration or Upon Commercial Sales | shares							950,000
Employment Agreement [Member] | Minimum [Member]
Ratio of Entitled Salary												1.3
Employment Agreement [Member] | Maximum [Member]
Ratio of Entitled Salary												2.75
Loss Contingency, Estimate of Possible Loss												$ 1,900,000

[1]	Weighted average exercise price.